Quarterly Holdings Report
for

Fidelity® SAI Municipal Income Fund

March 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SIM-QTLY-0519
1.9887616.100

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.8%
	Principal Amount	Value
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	631,808
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	600,000	661,182
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$617,800
5% 4/1/26	500,000	594,030
Montgomery Med. Clinic Facilities 5% 3/1/33	860,000	949,990

TOTAL ALABAMA		3,454,810

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,619,978
Arizona - 1.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	530,000	539,784
5.25% 10/1/28 (FSA Insured)	1,710,000	1,741,567
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.684%, tender 1/1/37 (a)(b)	515,000	493,710
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	207,157
5% 5/1/51	190,000	206,484
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	4,110,000	4,556,634
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (a)(d)	1,255,000	1,276,824
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	523,753
5% 7/1/31	645,000	772,323
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	52,300
5% 7/1/48	60,000	61,877
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,221,993
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	155,000	157,892
6% 1/1/48 (e)	945,000	967,803
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	170,000	187,143
Series 2017 A 5% 7/1/36 (d)	300,000	348,273
Series 2017 A:
5% 7/1/33 (d)	190,000	222,710
5% 7/1/37 (d)	225,000	259,943
Series 2017 B:
5% 7/1/29	430,000	526,578
5% 7/1/33	600,000	718,020
5% 7/1/36	690,000	816,077
5% 7/1/37	430,000	506,454
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	345,000	370,885
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	170,000	187,306
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	600,000	650,058
5.5% 12/1/29	1,530,000	1,923,256
5.25% 12/1/22	260,000	288,369
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	187,708
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (e)	90,000	99,032
6.125% 10/1/52 (e)	90,000	98,768
Series 2017 B, 6% 10/1/37 (e)	45,000	49,891

TOTAL ARIZONA		20,220,572

California - 3.4%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	535,484
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (a)	1,420,000	1,483,119
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	735,000	718,690
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,063
Series 2009, 6% 4/1/38	1,345,000	1,346,036
Series 2016, 5% 9/1/29	380,000	458,056
5.25% 12/1/33	30,000	30,074
5.25% 4/1/35	1,660,000	1,814,181
5.5% 3/1/40	1,190,000	1,226,581
5.6% 3/1/36	510,000	526,519
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	1,550,000	1,564,570
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	1,800,000	2,065,338
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	415,000	468,913
5% 6/1/28	1,065,000	1,197,337
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	705,000	769,261
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	217,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	622,708
5% 6/1/23	655,000	730,063
5% 6/1/24	365,000	412,147
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	673,872
0% 11/1/30 (FSA Insured)	860,000	630,242
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,389
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/19 (AMBAC Insured)	440,000	441,082
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	250,000	274,990
5% 3/1/27	345,000	378,655
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	690,000	715,930
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	593,884
Oakland Gen. Oblig. Series 2012, 5% 1/15/28	750,000	795,540
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	347,718
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	683,531
Series 2011, 0% 8/1/46	200,000	71,210
Series B:
0% 8/1/37	1,345,000	729,636
0% 8/1/39	4,095,000	2,041,808
Poway Unified School District Pub. Fing.:
5% 9/1/24	170,000	191,026
5% 9/1/26	220,000	248,230
5% 9/1/29	455,000	505,200
5% 9/1/31	205,000	226,238
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	716,827
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	655,000	663,404
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	393,285
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,087,493
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 A, 5% 5/1/42 (d)	3,500,000	4,023,495
Series 2019 B, 5% 5/1/49	930,000	1,107,853
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	795,000	898,962
5% 6/1/31	995,000	1,113,753
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,329,882
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	805,334
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	245,133
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	566,165
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	908,719
Series 2013 B, 5.5% 8/1/38	170,000	199,425
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	300,000	302,709
Series 2010 A:
5.25% 7/1/30	190,000	197,870
5.5% 7/1/38	655,000	681,495
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	383,002

TOTAL CALIFORNIA		41,410,625

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	478,427
5% 10/1/43	540,000	593,066
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	299,945
4% 9/1/36	225,000	236,039
5% 9/1/46	1,255,000	1,397,819
Series 2018 A, 4% 11/15/48	2,300,000	2,410,814
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (d)	390,000	443,231
5% 11/15/26 (d)	595,000	715,547
5% 11/15/27 (d)	505,000	616,469
Series 2018 A:
5% 12/1/30 (d)	1,335,000	1,654,092
5% 12/1/34 (d)	880,000	1,116,966
5% 12/1/36 (d)	860,000	1,015,746
5% 12/1/37 (d)	1,720,000	2,024,337
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,335,000	2,268,943
Series 2010 C:
5.25% 9/1/25	170,000	177,322
5.375% 9/1/26	170,000	177,494

TOTAL COLORADO		15,626,257

Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	337,566
Series 2016 B:
5% 5/15/25	2,200,000	2,556,862
5% 5/15/26	1,235,000	1,455,954
Series 2018 F:
5% 9/15/23	450,000	507,798
5% 9/15/24	560,000	644,185
5% 9/15/25	560,000	654,892
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	101,031
5% 7/1/27	60,000	72,324
5% 7/1/28	110,000	131,737
5% 7/1/29	70,000	83,436
Bonds Series U2, 2%, tender 2/8/22 (a)	3,500,000	3,534,825
Series 2016 K, 4% 7/1/46	1,520,000	1,552,878
Series K1:
5% 7/1/27	85,000	99,323
5% 7/1/29	220,000	257,651
5% 7/1/30	170,000	197,384
5% 7/1/33	275,000	313,610
5% 7/1/34	130,000	147,618
Series K3, 5% 7/1/43	2,060,000	2,284,622
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	773,786
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	135,000	137,025
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (e)	785,000	875,212
5% 4/1/39 (e)	1,010,000	1,079,973
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	219,373
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,365,000	1,478,541
5% 1/1/23	1,770,000	1,967,585

TOTAL CONNECTICUT		21,465,191

District Of Columbia - 1.3%
District of Columbia Rev.:
Series 2018, 5% 10/1/48	7,155,000	8,133,804
Series B, 4.75% 6/1/32	465,000	479,127
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/28 (d)	1,145,000	1,384,225
5% 10/1/29 (d)	1,390,000	1,670,766
5% 10/1/30 (d)	1,420,000	1,694,486
5% 10/1/31 (d)	250,000	297,038
5% 10/1/32 (d)	385,000	455,501
5% 10/1/33 (d)	190,000	224,042
5% 10/1/35 (d)	430,000	503,810
5% 10/1/42 (d)	860,000	988,217

TOTAL DISTRICT OF COLUMBIA		15,831,016

Florida - 10.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	345,000	408,563
5% 7/1/26	300,000	351,795
5% 7/1/28	300,000	349,689
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	165,000	182,500
Series 2012 Q1, 5% 10/1/25	900,000	1,004,526
Series 2017:
5% 10/1/25 (d)	45,000	52,907
5% 10/1/26 (d)	170,000	203,262
5% 10/1/27 (d)	170,000	206,118
5% 10/1/29 (d)	460,000	550,569
5% 10/1/30 (d)	125,000	148,635
5% 10/1/32 (d)	600,000	706,866
5% 10/1/33 (d)	225,000	264,191
5% 10/1/34 (d)	220,000	257,492
5% 10/1/35 (d)	260,000	303,342
5% 10/1/36 (d)	345,000	401,076
5% 10/1/37 (d)	385,000	446,092
5% 10/1/42 (d)	730,000	836,478
5% 10/1/47 (d)	1,035,000	1,180,490
Series A:
5% 10/1/23 (d)	245,000	277,316
5% 10/1/28 (d)	515,000	598,363
5% 10/1/30 (d)	600,000	690,870
5% 10/1/31 (d)	515,000	590,664
5% 10/1/32 (d)	480,000	548,362
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	136,545
(Broward County School District) Series 2012 A, 5% 7/1/24	375,000	411,694
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	385,000	425,864
5% 7/1/27	980,000	1,068,210
Series 2015 A:
5% 7/1/24	385,000	446,866
5% 7/1/27	170,000	198,698
Series 2015 B, 5% 7/1/24	475,000	551,328
Series 2016, 5% 7/1/32	380,000	442,761
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/38	3,325,000	3,916,784
5% 7/1/39	4,380,000	5,148,602
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	295,000	296,607
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,182,205
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	413,799
5% 7/1/32	2,105,000	2,428,054
Series 2016 A, 5% 7/1/33	230,000	268,042
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2011 E, 5% 6/1/24	1,136,000	1,219,439
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,226,005
Series 2015 C:
5% 10/1/30	565,000	635,704
5% 10/1/40	345,000	377,364
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	447,071
5% 10/1/31	410,000	486,584
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	699,630
Series 2015 B:
5% 10/1/28	170,000	199,872
5% 10/1/30	310,000	361,779
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	170,000	192,304
Series 2016:
5% 10/1/20 (d)	35,000	36,642
5% 10/1/21 (d)	265,000	285,532
5% 10/1/22 (d)	170,000	188,030
5% 10/1/24 (d)	515,000	594,980
5% 10/1/26 (d)	295,000	352,493
5% 10/1/27 (d)	170,000	205,972
Series 2017 A:
5% 10/1/24 (d)	400,000	462,120
5% 10/1/25 (d)	170,000	199,986
5% 10/1/27 (d)	345,000	418,002
5% 10/1/29 (d)	515,000	616,398
5% 10/1/30 (d)	555,000	660,872
5% 10/1/31 (d)	1,485,000	1,758,166
5% 10/1/32 (d)	1,165,000	1,373,477
5% 10/1/34 (d)	1,035,000	1,212,233
5% 10/1/35 (d)	1,365,000	1,593,678
5% 10/1/36 (d)	1,290,000	1,500,734
5% 10/1/37 (d)	1,075,000	1,246,452
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	240,000	257,719
5% 6/1/24	45,000	50,967
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	2,230,000	2,289,340
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	5,000	5,138
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	188,396
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	193,453
5% 6/1/28 (FSA Insured)	170,000	192,821
5% 6/1/30 (FSA Insured)	385,000	432,436
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,085,000	1,159,670
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	550,524
Series 2012 A:
5% 10/1/21 (d)	325,000	349,934
5% 10/1/22 (d)	170,000	187,787
5% 10/1/23 (d)	1,325,000	1,469,332
5% 10/1/24 (d)	1,560,000	1,726,015
5% 10/1/30 (d)	1,205,000	1,314,836
5% 10/1/31 (d)	690,000	751,196
Series 2014 A:
5% 10/1/28 (d)	860,000	981,054
5% 10/1/33 (d)	1,445,000	1,619,816
5% 10/1/36 (d)	2,730,000	3,036,634
5% 10/1/37	2,225,000	2,508,754
Series 2015 A:
5% 10/1/29 (d)	275,000	318,258
5% 10/1/31 (d)	230,000	263,495
5% 10/1/35 (d)	945,000	1,053,694
Series 2016 A:
5% 10/1/29	250,000	298,665
5% 10/1/31	300,000	354,225
Series 2017 B, 5% 10/1/40 (d)	2,240,000	2,570,266
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	711,106
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	666,492
Series 2014 B:
5% 7/1/26	430,000	495,601
5% 7/1/27	300,000	344,154
5% 7/1/28	170,000	194,747
Series A:
5% 7/1/32	740,000	867,576
5% 7/1/33	630,000	736,476
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	1,135,000	1,215,449
Series 2015 A:
5% 5/1/26	945,000	1,102,172
5% 5/1/27 (FSA Insured)	135,000	157,622
5% 5/1/28	2,015,000	2,331,274
5% 5/1/29	700,000	807,856
Series 2015 B:
5% 5/1/26	1,465,000	1,708,659
5% 5/1/27	3,810,000	4,424,134
5% 5/1/28	2,925,000	3,384,108
Series 2016 A:
5% 5/1/30	1,295,000	1,504,078
5% 5/1/32	1,720,000	1,978,585
Series 2016 B, 5% 8/1/26	1,865,000	2,235,072
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	380,000	410,879
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,202,073
Series 2016 A, 5% 10/1/44	395,000	443,739
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	1,997,591
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	365,000	365,000
Series 2012 A, 5% 10/1/25	190,000	228,114
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	205,000	220,883
5% 10/1/23 (d)	230,000	260,337
5% 10/1/24 (d)	235,000	271,496
5% 10/1/27 (d)	170,000	202,086
5% 10/1/29 (d)	180,000	211,905
5% 10/1/30 (d)	320,000	374,989
5% 10/1/31 (d)	225,000	262,305
5% 10/1/32 (d)	345,000	400,673
5% 10/1/33 (d)	740,000	856,831
5% 10/1/34 (d)	775,000	894,769
5% 10/1/35 (d)	815,000	938,269
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	115,000	126,839
5% 12/1/23	240,000	269,388
5% 12/1/24	265,000	303,213
5% 12/1/25	95,000	107,892
5% 12/1/31	85,000	94,330
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	950,349
5% 8/1/29	1,030,000	1,204,472
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,018,911
5% 10/1/32	1,080,000	1,257,185
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	240,000	240,622
6.25% 4/1/39	570,000	571,539
Series 2010, 5.25% 10/1/34	600,000	618,978
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	460,724
5% 8/15/26	585,000	703,310
5% 8/15/27	385,000	470,505
5% 8/15/28	260,000	316,911
5% 8/15/30	560,000	673,865
5% 8/15/31	540,000	645,462
5% 8/15/32	400,000	475,756
5% 8/15/34	1,115,000	1,315,711
5% 8/15/35	740,000	869,293
5% 8/15/42	1,135,000	1,303,116
5% 8/15/47	1,685,000	1,929,611
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	209,424
Series 2015 A, 5% 12/1/40	380,000	416,769
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	395,000	436,499
5% 9/1/25	70,000	77,061
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	198,781
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	989,077
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	352,824
5% 8/1/26	60,000	69,277

TOTAL FLORIDA		125,656,963

Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	170,000	200,823
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	342,409
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,378,502
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	1,310,000	1,309,230
2.2%, tender 4/2/19 (a)	515,000	515,000
2.2%, tender 4/2/19 (a)	1,120,000	1,120,000
2.2%, tender 4/2/19 (a)	705,000	705,000
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010, 6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,575,000	1,669,878
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	555,016
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49 (c)	375,000	401,149
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	590,000	654,269
5% 10/1/23	690,000	764,168
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	389,874
5% 8/1/39	355,000	392,076
5% 8/1/43	470,000	521,521
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,761,357
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	330,000	335,167
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	684,576
5% 4/1/30	345,000	386,655
5% 4/1/44	655,000	712,037

TOTAL GEORGIA		21,798,707

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (d)	1,290,000	1,440,453
Series 2018 A:
5% 7/1/29 (d)	220,000	267,617
5% 7/1/30 (d)	260,000	313,776
5% 7/1/31 (d)	250,000	299,428
5% 7/1/32 (d)	260,000	309,946
5% 7/1/33 (d)	260,000	308,617
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	270,000	296,144
5.25% 8/1/24 (d)	345,000	390,554
5.25% 8/1/25 (d)	430,000	483,548

TOTAL HAWAII		4,110,083

Illinois - 22.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	298,896
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	315,389
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	396,520
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	436,941
Series 2010 F, 5% 12/1/20	225,000	233,447
Series 2011 A:
5% 12/1/41	995,000	1,014,840
5.25% 12/1/41	615,000	631,101
5.5% 12/1/39	1,360,000	1,405,968
Series 2012 A, 5% 12/1/42	1,585,000	1,626,289
Series 2015 C, 5.25% 12/1/39	295,000	310,541
Series 2016 B, 6.5% 12/1/46	140,000	160,636
Series 2017 A, 7% 12/1/46 (e)	480,000	580,339
Series 2017 C:
5% 12/1/22	455,000	482,145
5% 12/1/23	390,000	416,629
5% 12/1/24	990,000	1,063,082
5% 12/1/25	565,000	610,426
5% 12/1/26	165,000	179,314
5% 12/1/30	440,000	479,710
Series 2017 D:
5% 12/1/23	510,000	544,823
5% 12/1/24	215,000	230,871
5% 12/1/31	515,000	558,899
Series 2018 A:
5% 12/1/25	170,000	183,668
5% 12/1/26	170,000	184,748
5% 12/1/28	815,000	890,355
5% 12/1/30	345,000	377,368
5% 12/1/32	200,000	216,852
5% 12/1/35	170,000	182,371
Series 2018 C, 5% 12/1/46	1,315,000	1,378,238
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	1,780,000	1,986,907
5% 1/1/28 (d)	3,295,000	3,667,038
5% 1/1/33 (d)	925,000	1,015,511
5% 1/1/34 (d)	450,000	492,984
Series 2016 A, 5% 1/1/28 (d)	345,000	397,212
Series 2016 B:
4% 1/1/35	270,000	284,531
5% 1/1/36	345,000	392,600
5% 1/1/37	465,000	527,250
5% 1/1/46	1,220,000	1,363,277
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,202,213
Series 2013 D, 5% 1/1/27	550,000	612,238
Series 2015 A:
5% 1/1/31 (d)	1,040,000	1,172,028
5% 1/1/32 (d)	2,100,000	2,357,061
Series 2015 C:
5% 1/1/24 (d)	245,000	278,070
5% 1/1/46 (d)	410,000	450,332
Series 2016 B, 5% 1/1/34	1,050,000	1,201,137
Series 2016 C:
5% 1/1/33	470,000	539,151
5% 1/1/34	545,000	623,447
Series 2016 G:
5% 1/1/37 (d)	345,000	392,941
5% 1/1/42 (d)	345,000	388,025
5.25% 1/1/29 (d)	60,000	71,634
5.25% 1/1/31 (d)	70,000	82,578
Series 2017 A, 5% 1/1/31	610,000	716,927
Series 2017 B:
5% 1/1/35	360,000	416,729
5% 1/1/37	1,470,000	1,690,721
Series 2017 C:
5% 1/1/30	105,000	124,303
5% 1/1/31	105,000	123,405
5% 1/1/32	110,000	128,587
Series 2017 D:
5% 1/1/28 (d)	515,000	608,967
5% 1/1/29 (d)	430,000	504,850
5% 1/1/32 (d)	465,000	537,563
5% 1/1/34 (d)	700,000	804,713
5% 1/1/35 (d)	515,000	590,345
5% 1/1/36 (d)	640,000	731,418
5% 1/1/37 (d)	345,000	392,941
Series 2018 A:
5% 1/1/37 (d)	3,500,000	4,088,420
5% 1/1/39 (d)	3,420,000	3,968,944
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	455,000	514,974
5% 7/1/48 (d)	1,875,000	2,100,806
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,414,929
Series 2017, 5% 12/1/46	705,000	775,373
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	380,713
5% 6/1/23	310,000	344,336
5% 6/1/24	50,000	56,657
5% 6/1/25	50,000	57,505
5% 6/1/26	40,000	46,557
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	375,705
Series 2012 C, 5% 12/15/21	170,000	181,507
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	126,005
5.25% 11/15/33	3,100,000	3,229,363
Series 2010 G, 5% 11/15/25	585,000	609,933
Series 2012 C, 5% 11/15/24	1,910,000	2,092,252
Series 2016 A:
5% 11/15/26	920,000	1,061,395
5% 11/15/27	480,000	549,864
5% 11/15/28	630,000	717,072
5% 11/15/29	780,000	882,125
5% 11/15/30	860,000	970,106
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	155,000	178,521
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	110,000	129,059
5% 8/1/30	155,000	180,677
5% 8/1/32	210,000	242,456
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	181,356
5% 10/1/29	170,000	200,901
5% 10/1/30	170,000	199,721
5% 10/1/35	345,000	397,685
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,547,550
5% 5/15/43	7,175,000	8,171,966
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,205,000	5,398,314
5.375% 5/15/30	1,250,000	1,291,063
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	206,910
4% 2/15/33	45,000	48,812
5% 2/15/25	40,000	46,871
5% 2/15/26	525,000	627,449
5% 2/15/29	1,060,000	1,270,505
5% 2/15/36	240,000	277,027
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	185,864
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	95,214
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	320,000	334,586
Series 2010, 5.25% 5/1/25	1,205,000	1,250,838
Series 2012 A:
5% 5/15/20	85,000	88,115
5% 5/15/22	375,000	411,041
5% 5/15/23	50,000	54,758
Series 2012:
4% 9/1/32	1,510,000	1,565,493
5% 9/1/32	325,000	353,737
5% 9/1/38	4,520,000	4,873,961
5% 11/15/43	900,000	952,506
Series 2013:
5% 11/15/24	85,000	93,808
5% 11/15/27	15,000	16,384
5% 11/15/28	495,000	539,773
5% 11/15/29	240,000	261,098
5% 5/15/43	2,030,000	2,135,012
Series 2014, 5% 8/1/38	2,300,000	2,552,103
Series 2015 A:
5% 11/15/21	105,000	113,711
5% 11/15/45	555,000	606,909
Series 2015 B, 5% 11/15/27	545,000	630,358
Series 2015 C:
4.125% 8/15/37	150,000	152,847
5% 8/15/35	1,285,000	1,427,648
5% 8/15/44	6,275,000	6,856,504
Series 2016 A:
5% 8/15/22	170,000	184,443
5% 7/1/24	240,000	275,710
5% 8/15/25	410,000	469,544
5% 8/15/26	545,000	632,549
5% 7/1/28	210,000	246,880
5% 2/15/29	885,000	1,022,998
5% 2/15/30	935,000	1,075,400
5% 7/1/30	120,000	139,315
5% 2/15/31	755,000	862,769
5% 7/1/31	215,000	247,461
5% 2/15/32	730,000	829,901
5% 7/1/33	110,000	125,299
5% 7/1/34	860,000	975,575
5% 8/15/34	110,000	122,880
5% 8/15/35	90,000	100,323
5% 7/1/36	445,000	500,999
5% 8/15/36	350,000	388,934
5.25% 8/15/27	390,000	457,950
5.25% 8/15/28	500,000	584,655
5.25% 8/15/30	385,000	445,919
5.25% 8/15/31	105,000	120,895
Series 2016 B:
5% 8/15/31	1,270,000	1,492,631
5% 8/15/32	1,040,000	1,214,169
5% 8/15/34	1,295,000	1,501,565
5% 8/15/36	1,805,000	2,074,396
Series 2016 C:
3.75% 2/15/34	250,000	258,765
4% 2/15/36	1,070,000	1,145,927
4% 2/15/41 (Pre-Refunded to 2/15/41 @ 100)	3,080,000	3,215,335
5% 2/15/22	225,000	245,896
5% 2/15/24	115,000	132,084
5% 2/15/30	1,335,000	1,587,929
5% 2/15/31	8,825,000	10,420,825
5% 2/15/32	760,000	892,810
5% 2/15/34	605,000	704,377
5% 2/15/41	1,840,000	2,093,497
Series 2016:
5% 5/15/29	215,000	250,060
5% 12/1/29	295,000	340,613
5% 5/15/30	455,000	525,184
5% 12/1/46	805,000	878,070
Series 2017 A, 5% 8/1/42	150,000	164,253
Series 2017:
5% 7/1/26	300,000	364,200
5% 1/1/29	575,000	693,508
5% 7/1/33	1,175,000	1,382,423
5% 7/1/34	965,000	1,133,344
5% 7/1/35	810,000	949,822
Series 2018 A:
4.25% 1/1/44	530,000	548,614
5% 1/1/38	2,140,000	2,400,267
5% 1/1/44	3,200,000	3,547,584
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	546,706
Series 2012 A, 4% 1/1/23	435,000	445,575
Series 2012:
5% 8/1/19	510,000	514,996
5% 8/1/21	415,000	438,153
5% 3/1/23	885,000	937,507
5% 8/1/23	790,000	853,769
Series 2013:
5% 1/1/22	505,000	512,843
5.5% 7/1/24	170,000	185,626
5.5% 7/1/25	900,000	977,382
Series 2014:
5% 2/1/22	180,000	191,304
5% 2/1/23	760,000	815,138
5% 2/1/25	625,000	668,569
5% 2/1/26	470,000	501,739
5% 4/1/28	395,000	420,118
5% 5/1/28	370,000	393,750
5.25% 2/1/31	75,000	79,637
Series 2016:
5% 11/1/20	805,000	837,128
5% 2/1/23	310,000	332,491
5% 2/1/24	1,725,000	1,869,503
5% 6/1/25	1,515,000	1,663,016
5% 11/1/25	515,000	567,767
5% 6/1/26	205,000	225,590
5% 2/1/27	2,070,000	2,285,259
Series 2017 D:
5% 11/1/21	2,100,000	2,229,045
5% 11/1/22	4,110,000	4,431,114
5% 11/1/23	4,305,000	4,669,375
5% 11/1/24	6,025,000	6,588,940
5% 11/1/25	8,065,000	8,891,340
5% 11/1/26	1,810,000	1,997,625
5% 11/1/27	600,000	665,502
Series 2019 B:
5% 9/1/21 (c)	990,000	1,046,668
5% 9/1/22 (c)	970,000	1,042,129
5% 9/1/23 (c)	990,000	1,070,883
5% 9/1/24 (c)	990,000	1,080,298
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	1,395,000	1,620,781
5% 2/1/26	1,785,000	2,090,806
5% 2/1/31	700,000	805,644
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	630,000	714,017
5% 1/1/40	2,685,000	3,023,283
Series 2015 B, 5% 1/1/40	1,495,000	1,691,174
Series 2016 A:
5% 12/1/31	1,210,000	1,400,381
5% 12/1/32	1,775,000	2,048,492
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	345,000	341,135
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	535,000	504,494
0% 12/1/21 (Escrowed to Maturity)	330,000	315,949
6.5% 1/1/20 (AMBAC Insured)	540,000	559,146
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,368,796
5% 2/1/35	860,000	974,423
5% 2/1/36	1,480,000	1,672,326
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	297,702
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	781,202
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	620,000	601,729
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,139,455
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	964,836
Series 2010 B1:
0% 6/15/43 (FSA Insured)	8,730,000	3,213,600
0% 6/15/44 (FSA Insured)	10,070,000	3,551,588
0% 6/15/45 (FSA Insured)	5,250,000	1,770,300
0% 6/15/47 (FSA Insured)	625,000	191,369
Series 2012 B, 0% 12/15/51	2,255,000	506,699
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	201,650
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	448,385
Series 1993:
0% 6/15/19	480,000	477,675
0% 6/15/19 (Escrowed to Maturity)	95,000	94,687
Series 1996 A, 0% 6/15/24	525,000	452,057
Series 2002, 5.5% 6/15/20	45,000	45,295
Series 2017 B:
5% 12/15/25	170,000	188,430
5% 12/15/26	570,000	633,772
5% 12/15/27	60,000	67,081
5% 12/15/31	115,000	127,512
5% 12/15/34	70,000	76,689
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370,000	363,722
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,865,057
5% 6/1/28	475,000	557,104
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,345,987
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	269,197
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	818,748
Series 2010 A:
5% 4/1/25	1,055,000	1,085,458
5.25% 4/1/30	725,000	746,475
Series 2013:
6% 10/1/42	945,000	1,068,360
6.25% 10/1/38	935,000	1,069,388
Series 2018 A, 5% 4/1/30	715,000	855,026
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	874,436
Series 2012, 0% 11/1/25	205,000	173,549
0% 11/1/19 (Escrowed to Maturity)	250,000	247,569
0% 11/1/19 (FSA Insured)	1,620,000	1,603,696
Will County Illinois Series 2016:
5% 11/15/31	280,000	324,444
5% 11/15/32	215,000	248,430
5% 11/15/33	260,000	299,268
5% 11/15/34	260,000	298,503

TOTAL ILLINOIS		270,975,701

Indiana - 1.2%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,243,893
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	785,000	847,345
5% 3/1/41	1,440,000	1,537,531
Series 2015 A, 5.25% 2/1/32	1,215,000	1,434,903
Series 2016:
4% 9/1/21	70,000	73,637
5% 9/1/22	50,000	55,253
5% 9/1/23	75,000	84,863
5% 9/1/24	115,000	132,952
5% 9/1/26	225,000	269,514
5% 9/1/27	110,000	130,999
5% 9/1/28	530,000	627,647
5% 9/1/29	260,000	305,765
5% 9/1/30	240,000	280,241
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	70,000	78,180
5% 10/1/26	440,000	490,464
Series 2015 A, 5% 10/1/30	830,000	954,708
Series 2011 A, 5.25% 10/1/25	300,000	325,758
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49 (c)	1,150,000	1,352,527
Series 2016:
4% 1/1/32 (d)	170,000	180,661
4% 1/1/33 (d)	170,000	179,663
4% 1/1/34 (d)	170,000	179,008
4% 1/1/35 (d)	480,000	503,722
5% 1/1/26 (d)	180,000	211,624
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	370,000	410,123
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	249,760
5% 7/1/35	405,000	491,411
5% 7/1/36	440,000	531,485
5% 7/1/37	410,000	493,349
5% 7/1/38	540,000	647,795
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	335,000	346,792

TOTAL INDIANA		14,651,573

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	255,602
5% 5/15/48	575,000	610,644

TOTAL IOWA		866,246

Kansas - 0.3%
Kansas Dev. Fin. Agcy. Series 2009, 5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	45,000	46,115
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	320,000	353,843
5% 9/1/25	690,000	762,008
5% 9/1/26	335,000	369,726
Series 2016 A:
5% 9/1/40	775,000	872,139
5% 9/1/45	1,170,000	1,312,471

TOTAL KANSAS		3,716,302

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	115,986
5% 1/1/22	125,000	136,524
5% 1/1/23	75,000	84,240
5% 1/1/28	275,000	326,934
5% 1/1/31	260,000	302,981
5% 1/1/32	260,000	301,532
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	280,000	303,150
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	175,000	204,813
5% 5/1/27	505,000	597,380
5% 5/1/29	935,000	1,116,914
5% 5/1/32	245,000	289,534
5% 5/1/33	190,000	223,761
5% 5/1/34	215,000	252,111
5% 5/1/35	130,000	150,154
5% 5/1/36	110,000	126,600
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	585,000	660,693
5.75% 10/1/38	1,510,000	1,712,416
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	130,000	141,163
5% 12/1/29	905,000	980,043
5% 12/1/30	125,000	134,843
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	515,000	549,850
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,418,956

TOTAL KENTUCKY		10,130,578

Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	555,515
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	302,840
5% 12/15/25	535,000	634,724
5% 12/15/26	215,000	259,245
5% 12/15/28	345,000	410,157
5% 12/15/29	245,000	288,563
5% 12/15/30	480,000	560,179
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	240,000	272,803
5% 1/1/29 (d)	895,000	1,008,119
5% 1/1/30 (d)	1,205,000	1,351,829
5% 1/1/31 (d)	430,000	480,693
5% 1/1/40 (d)	1,425,000	1,566,745
Series 2017 B:
5% 1/1/27 (d)	70,000	82,601
5% 1/1/28 (d)	40,000	47,020
5% 1/1/32 (d)	70,000	80,345
5% 1/1/33 (d)	120,000	137,035
5% 1/1/34 (d)	35,000	39,844
5% 1/1/35 (d)	70,000	79,461
Series 2017 D2:
5% 1/1/27 (d)	85,000	100,301
5% 1/1/28 (d)	125,000	146,938
5% 1/1/31 (d)	110,000	126,936
5% 1/1/33 (d)	175,000	199,843
5% 1/1/34 (d)	210,000	239,064
5% 1/1/36 (d)	160,000	181,195
5% 1/1/37 (d)	265,000	298,697

TOTAL LOUISIANA		9,450,692

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	650,000	687,811
Series 2013, 5% 7/1/25	305,000	333,450
Series 2016 A:
4% 7/1/41	400,000	403,272
4% 7/1/46	555,000	557,864
5% 7/1/41	1,790,000	1,942,723
5% 7/1/46	4,775,000	5,173,522
Series 2017 B:
4% 7/1/25	75,000	83,107
4% 7/1/31	120,000	129,412
4% 7/1/32	85,000	90,947
4% 7/1/34	175,000	186,144
5% 7/1/26	55,000	65,454
5% 7/1/28	90,000	107,710
5% 7/1/29	70,000	83,206
5% 7/1/33	170,000	197,763
5% 7/1/35	130,000	150,392
Series 2017 D, 5.75% 7/1/38	30,000	30,089
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	208,078
5% 7/1/36	450,000	514,656
5% 7/1/38	115,000	130,807

TOTAL MAINE		11,076,407

Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	30,000	30,280
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	55,000	55,514
City of Westminster Series 2016:
5% 11/1/27	445,000	507,046
5% 11/1/28	475,000	539,372
5% 11/1/29	500,000	563,360
5% 11/1/30	530,000	592,540
5% 11/1/31	2,975,000	3,292,700
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	254,418
5% 6/1/35	345,000	397,002
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	310,000	337,224
5% 3/31/46 (d)	515,000	557,771
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	619,405
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	170,000	170,495
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	580,000	609,290
Series 2015, 5% 7/1/24	130,000	148,715
Series 2016 A:
4% 7/1/42	295,000	301,449
5% 7/1/35	120,000	135,011
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	305,000	305,003
3% 11/1/25	220,000	218,955
5% 11/1/30	80,000	87,882

TOTAL MARYLAND		9,723,432

Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/29	125,000	140,628
5% 7/1/30	130,000	145,314
5% 7/1/31	140,000	155,428
5% 7/1/32	170,000	187,813
5% 7/1/34	170,000	186,998
5% 7/1/37	170,000	185,057
5% 7/1/42	155,000	166,879
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/47	240,000	257,551
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	323,466
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	810,064
5% 7/1/32	2,470,000	2,955,775
5% 7/1/34	725,000	860,459
Series 2017, 4% 7/1/41	1,720,000	1,814,961
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	275,000	299,148
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	173,726
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	203,959
5% 10/1/28	180,000	209,104
5% 10/1/29	190,000	219,448
5% 10/1/31	210,000	239,436
5% 10/1/32	220,000	249,414
Series 2016:
5% 10/1/29	170,000	204,134
5% 10/1/30	260,000	310,170
5% 7/1/31	290,000	332,755
5% 10/1/31	280,000	331,456
Series 2017, 5% 7/1/27	110,000	124,878
Series BB1, 5% 10/1/46	70,000	80,093
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	1,720,000	1,787,699
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	415,000	492,057
Series 2017 A:
5% 4/1/36	365,000	431,142
5% 4/1/42	1,380,000	1,605,064
Series 2017 D, 5% 2/1/33	930,000	1,106,700
Series 2017 F, 5% 11/1/46	515,000	600,804
Series 2018 A, 5% 1/1/36	1,935,000	2,310,313
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	155,000	155,667
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	424,512
5% 7/1/34	185,000	217,651
5% 7/1/38	270,000	314,064
Series 2016 B, 5% 7/1/43 (d)	1,480,000	1,678,424
Series 2017 A, 5% 7/1/25 (d)	310,000	365,115
Series 2019 A, 5% 7/1/40 (d)	500,000	593,295

TOTAL MASSACHUSETTS		23,250,621

Michigan - 2.2%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	439,506
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	754,232
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	489,875
5% 7/1/48	1,815,000	2,113,168
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	469,820
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	515,000	555,618
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	860,000	1,008,986
Series 2016 I, 5% 4/15/24	50,000	57,966
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	623,821
(Trinity Health Proj.) Series 2017:
5% 12/1/35	330,000	387,677
5% 12/1/42	445,000	512,320
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	355,000	368,561
5% 6/1/21 (Escrowed to Maturity)	60,000	64,201
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	600,000	662,286
Series 2012, 5% 11/15/42	1,785,000	1,909,914
Series 2015 MI, 5% 12/1/24	765,000	894,813
Series 2016, 5% 11/15/41	325,000	364,081
Series MI, 5.5% 12/1/27	820,000	988,379
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	304,085
Series 2012 A, 5% 6/1/26	345,000	377,268
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	579,067
5% 11/1/31	435,000	510,703
5% 11/1/36	45,000	51,978
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	4,000,000	4,683,720
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	1,205,000	1,412,152
Series 2015 G, 5% 12/1/28 (d)	945,000	1,102,352
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	277,139
4% 12/1/34 (FSA Insured)	210,000	226,485
4% 12/1/35 (FSA Insured)	205,000	220,996
4% 12/1/36 (FSA Insured)	215,000	230,897
5% 12/1/31	65,000	77,004
5% 12/1/32	65,000	76,515
5% 12/1/34	120,000	141,034
5% 12/1/35	110,000	128,763
5% 12/1/37	75,000	86,750
Series 2017 B:
5% 12/1/29 (d)	105,000	124,179
5% 12/1/30 (d)	120,000	140,588
5% 12/1/31 (d)	140,000	162,904
5% 12/1/32 (d)	90,000	104,810
5% 12/1/32 (d)	110,000	127,278
5% 12/1/34 (d)	105,000	121,212
5% 12/1/35 (d)	110,000	126,478
5% 12/1/37 (d)	145,000	165,571
5% 12/1/42 (d)	170,000	191,979
Series 2018 B, 5% 12/1/48 (d)	1,000,000	1,135,050
Series 2018 D, 5% 12/1/29 (d)	800,000	964,760

TOTAL MICHIGAN		26,516,941

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	548,928
Series 2017:
4% 5/1/21	85,000	88,671
5% 5/1/25	140,000	163,285
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	152,113
5% 10/1/45	285,000	318,165
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	229,536
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	260,000	311,158

TOTAL MINNESOTA		1,811,856

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	137,135
5% 3/1/31	130,000	147,099
5% 3/1/36	260,000	288,964
Kansas City Spl. Oblig.:
5% 9/1/26	205,000	207,765
5% 9/1/27	85,000	86,150
5% 9/1/28	170,000	172,300
5% 9/1/29	170,000	172,300
5% 9/1/30	240,000	243,197
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	145,000	148,215
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	177,999
3.25% 2/1/28	170,000	178,857
4% 2/1/40	140,000	145,464
5% 2/1/29	215,000	250,034
5% 2/1/31	445,000	510,713
5% 2/1/33	495,000	564,053
5% 2/1/36	465,000	526,096
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	3,070,000	3,767,166
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	315,000	338,219
5.125% 9/1/48	560,000	600,818

TOTAL MISSOURI		8,662,544

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	186,002
5% 7/1/36	120,000	140,659
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)(d)	660,000	706,365
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	487,237
5% 1/1/40	195,000	221,871
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	130,000	144,646
5% 12/15/23 (d)	130,000	147,904
5% 12/15/25 (d)	70,000	82,567
5% 12/15/26 (d)	250,000	299,675
5% 12/15/27 (d)	170,000	202,732
5% 12/15/30 (d)	260,000	304,819
5% 12/15/31 (d)	135,000	157,511
5% 12/15/33 (d)	140,000	162,539
5% 12/15/35 (d)	345,000	398,713
5% 12/15/36 (d)	85,000	98,030
Series 2017 C, 5% 12/15/21 (d)	70,000	75,907

TOTAL NEBRASKA		3,817,177

Nevada - 0.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	1,200,000	1,280,688
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	335,000	347,857
5% 7/1/22 (d)	385,000	421,652
5% 7/1/23 (d)	690,000	772,248
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	930,000	996,039
Series 2016 B, 5% 6/1/36	780,000	907,912

TOTAL NEVADA		4,726,396

New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	582,702
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	85,000	102,738
5% 8/1/30	170,000	202,150
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	145,000	173,861
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	735,000	894,767
5% 7/1/34	920,000	1,091,893
Series 2017:
5% 7/1/30	440,000	531,982
5% 7/1/31	990,000	1,190,030
5% 7/1/32	660,000	789,802
5% 7/1/33	600,000	715,572
5% 7/1/35	965,000	1,140,022
5% 7/1/36	1,015,000	1,193,102
5% 7/1/37	890,000	1,040,855
Series 2017 B, 4.125% 7/1/24 (e)	365,000	366,332
Series 2017 C, 3.5% 7/1/22 (e)	115,000	115,288
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	67,582
Series 2012:
4% 7/1/32	475,000	490,257
5% 7/1/24	170,000	186,186
5% 7/1/25	205,000	224,157
5% 7/1/27	85,000	92,539
Series 2016:
3% 10/1/20	95,000	96,436
4% 10/1/38	415,000	424,699
5% 10/1/22	185,000	203,631
5% 10/1/24	365,000	420,046
5% 10/1/25	360,000	421,589
5% 10/1/29	1,150,000	1,340,118
5% 10/1/31	895,000	1,029,554
5% 10/1/33	695,000	782,097
5% 10/1/38	1,285,000	1,421,763
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	305,000	332,252

TOTAL NEW HAMPSHIRE		17,664,002

New Jersey - 5.0%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	211,612
5% 7/1/30 (FSA Insured)	435,000	507,210
5% 7/1/32 (FSA Insured)	215,000	248,351
5% 7/1/33 (FSA Insured)	225,000	258,995
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,541,375
Series 2017 B, 5% 11/1/23	3,100,000	3,445,092
Series 2013 NN:
5% 3/1/27	13,685,000	14,768,715
5% 3/1/29	430,000	461,738
Series 2013:
5% 3/1/24	3,100,000	3,382,224
5% 3/1/25	380,000	413,049
Series 2014 PP, 5% 6/15/26	1,100,000	1,213,564
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,295,919
Series 2016 AAA:
5.5% 6/15/31	345,000	394,970
5.5% 6/15/32	860,000	981,303
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	260,000	276,991
5% 10/1/22 (d)	165,000	179,401
5% 10/1/23 (d)	260,000	287,555
5% 10/1/37 (d)	955,000	1,043,987
5% 10/1/47 (d)	1,550,000	1,677,534
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	413,330
5% 7/1/32	415,000	474,959
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	85,000	88,077
5% 7/1/21	60,000	63,898
5% 7/1/22	60,000	65,613
5% 7/1/23	200,000	223,408
5% 7/1/24	330,000	375,220
5% 7/1/25	345,000	398,434
5% 7/1/26	190,000	222,498
5% 7/1/26	60,000	70,219
5% 7/1/27	130,000	156,710
5% 7/1/27	85,000	99,210
5% 7/1/28	65,000	78,046
5% 7/1/29	120,000	138,750
5% 7/1/29	85,000	98,281
5% 7/1/30	170,000	201,314
5% 7/1/30	145,000	166,376
Series 2016:
4% 7/1/48	500,000	505,120
5% 7/1/41	625,000	681,231
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	210,000	231,384
5% 12/1/23 (d)	350,000	393,519
5% 12/1/26 (d)	170,000	200,114
Series 2017 1B, 5% 12/1/21 (d)	220,000	237,054
Series 2018 B:
5% 12/1/25 (d)	725,000	842,805
5% 12/1/26 (d)	215,000	253,085
Series 2018 C, 4% 12/1/48 (d)	380,000	388,128
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	3,300,000	3,586,209
5.25% 6/15/43	6,900,000	7,692,051
Series 2001 A, 6% 6/15/35	670,000	718,588
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	77,424
Series 2014 AA, 5% 6/15/24	1,720,000	1,925,282
Series 2016 A:
5% 6/15/27	465,000	538,721
5% 6/15/28	1,905,000	2,193,188
5% 6/15/29	385,000	439,770
Series 2016 A-2, 5% 6/15/23	925,000	1,025,945

TOTAL NEW JERSEY		60,853,546

New York - 3.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	233,531
4% 7/1/34	215,000	232,430
Series 2017 4% 12/1/20 (e)	200,000	205,854
Series 2017:
4% 12/1/21 (e)	200,000	209,122
5% 12/1/22 (e)	300,000	328,770
5% 12/1/23 (e)	200,000	223,832
5% 12/1/24 (e)	200,000	228,042
5% 12/1/25 (e)	200,000	232,096
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,135,000	1,216,811
Series 2017 A, 5% 2/15/42	5,000,000	5,785,600
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,812,584
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	25,000	25,046
Series 2012 A1, 5% 8/1/24	1,275,000	1,374,093
Series 2012 E, 5% 8/1/24	860,000	940,591
Series 2015 C, 5% 8/1/27	120,000	141,446
Series 2016 C and D, 5% 8/1/28	450,000	537,462
Series 2016 E, 5% 8/1/28	755,000	911,738
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	820,950
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	3,640,000	3,856,034
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,370,572
Series 2013 2, 5% 6/15/47	365,000	402,851
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	973,021
Series 2015 S2, 5% 7/15/35	305,000	353,638
New York City Transitional Fin. Auth. Rev. Series 2018 A2, 5% 8/1/39	2,000,000	2,350,420
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,064,549
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	690,000	717,152
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,381,255
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	5,250,000	5,789,648
Series 2012 F, 5% 11/15/24	2,135,000	2,363,082
Series 2014 B, 5% 11/15/44	1,720,000	1,879,169
Series 2015 A1, 5% 11/15/45	1,280,000	1,423,782
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	740,000	803,884
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,286,810
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,111,508
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	189,669
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	212,125
4% 3/1/24 (FSA Insured)	235,000	260,246
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	993,515

TOTAL NEW YORK		47,242,928

North Carolina - 0.9%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	322,182
5% 7/1/33	215,000	257,291
5% 7/1/37	605,000	713,555
Series 2017 B:
5% 7/1/20 (d)	35,000	36,419
5% 7/1/21 (d)	35,000	37,482
5% 7/1/22 (d)	25,000	27,488
5% 7/1/23 (d)	30,000	33,771
5% 7/1/24 (d)	35,000	40,283
5% 7/1/25 (d)	15,000	17,571
5% 7/1/26 (d)	15,000	17,896
5% 7/1/27 (d)	35,000	42,424
5% 7/1/28 (d)	30,000	36,203
5% 7/1/29 (d)	40,000	48,075
5% 7/1/30 (d)	45,000	53,696
5% 7/1/31 (d)	85,000	100,728
5% 7/1/32 (d)	85,000	100,300
5% 7/1/33 (d)	90,000	105,785
5% 7/1/34 (d)	95,000	111,301
5% 7/1/35 (d)	65,000	75,924
5% 7/1/36 (d)	55,000	64,027
5% 7/1/37 (d)	65,000	75,353
5% 7/1/42 (d)	205,000	235,018
Series 2017 C, 4% 7/1/32	250,000	277,113
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	935,000	988,893
5% 11/1/30 (FSA Insured)	220,000	220,469
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	243,702
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,625,000	1,681,583
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,731,969
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,007,148
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	165,000	165,388

TOTAL NORTH CAROLINA		10,869,037

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	920,000	943,745
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	395,000	407,597

TOTAL NORTH DAKOTA		1,351,342

Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,745,097
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	600,572
5% 8/1/26	345,000	408,563
5% 8/1/27	430,000	516,434
5% 8/1/28	430,000	524,712
5% 8/1/29	860,000	1,041,039
5% 8/1/30	730,000	875,708
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	690,436
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,368,589
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,425,000	2,747,501
Series 2012 B:
5% 2/15/42	335,000	357,840
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	95,000	104,050
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,117,750
Columbus City School District 5% 12/1/29	360,000	430,722
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,292,991
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	694,753
5% 12/1/26	115,000	128,649
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	240,000	274,248
5% 8/15/30	260,000	295,139
5.75% 8/15/38	30,000	30,089
6% 8/15/43	140,000	140,444
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	808,062
5% 2/15/44	915,000	956,312
5% 2/15/48	2,340,000	2,437,438
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,381,260
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	198,356
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	380,000	440,295
5% 2/15/34	75,000	84,488
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	891,087
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	136,447
5% 12/1/42	170,000	176,122

TOTAL OHIO		24,895,193

Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	480,000	574,234
5% 9/1/28	250,000	296,060
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	390,000	444,066
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	258,513
5% 10/1/29	240,000	281,218
5% 10/1/36	170,000	195,847
5% 10/1/39	345,000	396,460
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	92,336
5% 8/15/23	45,000	49,806
5% 8/15/33	190,000	217,212
5% 8/15/38	550,000	617,914
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	256,982

TOTAL OKLAHOMA		3,680,648

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	140,000	140,297
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	170,000	174,542
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	135,000	144,314

TOTAL OREGON		459,153

Pennsylvania - 6.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,260,000	1,275,926
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	205,464
5% 7/15/29	270,000	328,309
5% 7/15/32	170,000	202,288
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	535,000	608,215
Series 2018 A, 5% 11/15/23	225,000	253,904
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	64,009
5% 6/1/23	85,000	95,351
5% 6/1/28	185,000	217,912
5% 6/1/29	200,000	234,746
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	735,954
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	250,000	267,415
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	456,058
4% 7/15/35	445,000	468,799
4% 7/15/37	860,000	896,034
5% 7/15/25	70,000	81,743
5% 7/15/26	215,000	254,910
5% 7/15/27	365,000	437,478
5% 7/15/28	270,000	324,516
5% 7/15/29	285,000	340,826
5% 7/15/30	380,000	450,684
5% 7/15/31	260,000	306,163
5% 7/15/32	270,000	316,292
5% 7/15/34	295,000	343,241
5% 7/15/36	865,000	999,672
5% 7/15/38	1,035,000	1,178,969
5% 7/15/43	1,205,000	1,361,807
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	508,893
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	860,000	844,228
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	199,447
5% 7/1/27	170,000	199,901
5% 7/1/28	170,000	199,114
5% 7/1/34	635,000	724,338
5% 7/1/36	345,000	391,534
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	381,280
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	705,000	777,037
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	237,737
5% 10/1/22	240,000	258,689
5% 10/1/23	70,000	76,794
5% 10/1/24	200,000	222,788
5% 10/1/25	180,000	200,403
5% 10/1/27	85,000	94,101
Series 2016 A:
5% 10/1/28	260,000	293,168
5% 10/1/29	450,000	504,176
5% 10/1/31	785,000	868,830
5% 10/1/36	1,410,000	1,537,323
5% 10/1/40	690,000	745,455
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	147,740
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,243,677
Series 2016 A, 5% 8/15/46	5,165,000	5,782,166
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	681,612
Series 2017:
5% 5/1/35	215,000	249,366
5% 5/1/37	270,000	310,703
5% 5/1/41	1,220,000	1,387,079
Series 2016:
5% 5/1/28	85,000	99,701
5% 5/1/32	215,000	246,874
5% 5/1/33	295,000	337,583
Series 2018 A, 5% 2/15/48	325,000	384,423
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	200,772
5% 7/1/26	170,000	204,462
5% 7/1/27	140,000	170,995
Series 2017 B:
5% 7/1/22 (d)	380,000	415,925
5% 7/1/22	50,000	55,142
5% 7/1/23 (d)	260,000	291,330
5% 7/1/23	85,000	96,205
5% 7/1/25 (d)	600,000	698,616
5% 7/1/26 (d)	515,000	609,096
5% 7/1/27 (d)	430,000	515,815
5% 7/1/28 (d)	515,000	614,637
5% 7/1/29 (d)	385,000	456,683
5% 7/1/32 (d)	515,000	600,619
5% 7/1/33 (d)	385,000	447,566
5% 7/1/34 (d)	690,000	799,538
5% 7/1/37 (d)	775,000	889,227
5% 7/1/42 (d)	2,325,000	2,638,178
5% 7/1/47 (d)	3,270,000	3,693,171
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	499,752
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,754,718
5% 9/1/26	1,580,000	1,854,667
5% 9/1/27	1,670,000	1,955,153
5% 9/1/28	1,395,000	1,628,202
Series 2016 F:
5% 9/1/28	2,410,000	2,812,880
5% 9/1/29	1,565,000	1,819,704
Series 2018 A:
5% 9/1/36	325,000	373,081
5% 9/1/37	190,000	216,809
5% 9/1/38	300,000	341,031
Series 2018 B, 5% 9/1/43	440,000	494,300
Series F, 5% 9/1/30	1,170,000	1,350,765
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,284,809
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44 (c)	475,000	502,332
4% 6/1/49 (c)	1,135,000	1,192,068
5% 6/1/44 (c)	830,000	978,612
5% 6/1/49 (c)	1,325,000	1,554,318
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	252,485
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,081,498
5% 8/1/48	4,165,000	4,674,171

TOTAL PENNSYLVANIA		76,862,177

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	150,532
5% 9/1/36	1,210,000	1,329,270
Series 2016, 5% 5/15/39	1,085,000	1,200,802
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	635,000	656,146

TOTAL RHODE ISLAND		3,336,750

South Carolina - 3.1%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	593,835
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	547,198
5% 12/1/26	240,000	278,376
5% 12/1/28	975,000	1,126,330
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	550,000	614,207
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	1,565,000	1,747,698
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	900,000	996,795
Series 2015, 5.25% 7/1/55 (d)	1,095,000	1,213,194
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,637,958
Series 2014 A:
5% 12/1/49	2,330,000	2,530,427
5.5% 12/1/54	2,700,000	2,986,578
Series 2014 C, 5% 12/1/46	810,000	887,015
Series 2015 A, 5% 12/1/50	1,075,000	1,181,823
Series 2015 C, 5% 12/1/22	1,455,000	1,606,960
Series 2015 E, 5.25% 12/1/55	1,290,000	1,438,505
Series 2016 A:
5% 12/1/29	515,000	597,549
5% 12/1/38	50,000	56,342
Series 2016 B:
5% 12/1/31	190,000	220,140
5% 12/1/41	2,600,000	2,932,878
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,225,000	3,293,370
4% 4/15/48	2,250,000	2,285,303
5% 4/15/48	2,205,000	2,462,368

TOTAL SOUTH CAROLINA		37,234,849

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	135,342
Series 2017:
5% 7/1/26	50,000	59,912
5% 7/1/28	50,000	60,172
5% 7/1/29	100,000	119,856

TOTAL SOUTH DAKOTA		375,282

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	190,264
5% 7/1/24	255,000	285,615
5% 7/1/25	255,000	284,955
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,262,640
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	1,000,000	1,051,240
5.75% 7/1/24 (d)	690,000	724,645

TOTAL TENNESSEE		4,799,359

Texas - 9.9%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	20,000	20,050
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	535,000	559,466
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	170,000	196,493
5% 11/15/27 (d)	215,000	247,643
5% 11/15/28 (d)	260,000	298,436
5% 11/15/39 (d)	1,960,000	2,182,774
5% 11/15/44 (d)	4,795,000	5,326,813
Series 2017 B:
5% 11/15/28 (d)	170,000	200,321
5% 11/15/30 (d)	265,000	309,380
5% 11/15/32 (d)	210,000	241,786
5% 11/15/35 (d)	215,000	245,356
5% 11/15/37 (d)	245,000	277,676
5% 11/15/41 (d)	980,000	1,100,658
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	474,205
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	259,956
5% 1/1/30	285,000	327,271
5% 1/1/31	80,000	91,315
5% 1/1/32	170,000	193,283
5% 1/1/40	1,000,000	1,113,850
5% 1/1/45	1,205,000	1,332,224
Series 2016:
5% 1/1/40	170,000	190,534
5% 1/1/46	120,000	133,320
Coppell Independent School District 0% 8/15/20	345,000	337,213
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	275,000	302,860
5% 7/15/24	390,000	428,462
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	755,000	840,104
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	525,533
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	475,000	506,155
Series 2012 H, 5% 11/1/42 (d)	645,000	687,306
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	1,135,000	1,364,940
5% 2/15/30	285,000	340,128
Dallas Independent School District Series 2016 A, 4% 2/15/29	250,000	275,898
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,325,680
DeSoto Independent School District 0% 8/15/20	575,000	561,637
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	260,000	281,427
5.25% 10/1/51	10,345,000	11,489,260
5.5% 4/1/53	1,110,000	1,234,331
Series 2018 A:
5% 10/1/38	550,000	653,785
5% 10/1/43	170,000	200,107
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	1,023,998
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	269,197
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	153,542
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	453,190
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	692,825
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,344,640
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	515,000	552,338
5% 7/1/24 (d)	215,000	230,194
5% 7/1/25 (d)	260,000	277,898
Series 2012 A:
5% 7/1/21 (d)	650,000	694,896
5% 7/1/23 (d)	105,000	115,693
Series 2018 A, 5% 7/1/41 (d)	3,000,000	3,460,650
Series 2018 C:
5% 7/1/29 (d)	345,000	419,993
5% 7/1/30 (d)	365,000	440,161
5% 7/1/31 (d)	260,000	311,168
5% 7/1/32 (d)	300,000	357,090
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	790,854
5% 3/1/30	860,000	1,032,464
5% 3/1/31	800,000	953,432
5% 3/1/32	340,000	403,413
Houston Independent School District Series 2017, 5% 2/15/35	585,000	691,880
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	590,046
Series 2016 B, 5% 11/15/33	480,000	568,286
Series 2018 D, 5% 11/15/43	610,000	721,691
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	93,205
5% 10/15/30	325,000	373,682
5% 10/15/32	170,000	192,724
5% 10/15/36	115,000	128,471
5% 10/15/37	195,000	216,953
5% 10/15/38	275,000	305,220
5% 10/15/44	270,000	296,924
Laredo Independent School District Series 2018, 5% 8/1/40	1,000,000	1,167,640
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	170,000	199,612
5% 11/1/27 (d)	370,000	432,471
5% 11/1/28 (d)	570,000	663,206
5% 11/1/29 (d)	345,000	399,589
5% 11/1/32 (d)	635,000	727,564
Series 2017:
5% 11/1/22 (d)	130,000	143,620
5% 11/1/23 (d)	190,000	214,582
5% 11/1/24 (d)	170,000	195,762
5% 11/1/25 (d)	170,000	199,271
5% 11/1/26 (d)	170,000	202,480
5% 11/1/27 (d)	170,000	201,567
5% 11/1/28 (d)	300,000	353,799
5% 11/1/29 (d)	215,000	251,898
5% 11/1/30 (d)	170,000	197,877
5% 11/1/31 (d)	385,000	445,892
5% 11/1/32 (d)	445,000	513,757
5% 11/1/33 (d)	170,000	195,670
5% 11/1/34 (d)	170,000	195,107
5% 11/1/36 (d)	170,000	193,904
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	380,000	441,568
5% 5/15/30	860,000	991,752
Midway Independent School District Series 2000, 0% 8/15/19	620,000	616,311
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	158,872
5% 8/15/29	345,000	417,874
5% 8/15/47	395,000	452,970
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	144,928
5% 4/1/30	590,000	672,753
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	380,000	445,379
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	197,756
5% 1/1/33	205,000	241,722
5% 1/1/34	260,000	305,612
5% 1/1/34	515,000	652,876
5% 1/1/36	1,035,000	1,209,398
5% 1/1/37	1,375,000	1,601,215
5% 1/1/38	560,000	612,248
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	171,827
5% 1/1/30	75,000	87,452
5% 1/1/31	100,000	115,989
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,731,058
Series 2009, 6.25% 1/1/39	385,000	386,247
Series 2014 A, 5% 1/1/25	1,035,000	1,183,792
Series 2015 A, 5% 1/1/32	575,000	651,188
Series 2015 B, 5% 1/1/40	1,720,000	1,874,903
Series 2016 A, 5% 1/1/36	215,000	246,517
Series 2017 A, 5% 1/1/39	5,620,000	6,596,644
Series 2018:
4% 1/1/37	5,015,000	5,319,762
4% 1/1/38	4,365,000	4,611,841
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	555,000	556,709
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	480,000	481,478
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	375,000	451,039
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	887,355
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	91,635
5% 10/1/30	120,000	145,448
5% 10/1/31	110,000	132,374
5% 10/1/39	215,000	251,814
5% 10/1/40	170,000	198,671
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	305,000	309,185
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	410,000	415,609
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	215,000	217,913
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	756,192
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	914,438
5% 2/15/25	145,000	170,172
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	665,000	793,578
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	2,580,000	2,990,994
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	666,389
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	2,000,000	2,357,260
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/38	4,020,000	4,857,044
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,243,334
5% 2/15/33	690,000	803,305
5% 2/15/34	860,000	998,365
5% 2/15/35	860,000	995,820
5% 2/15/36	515,000	594,686
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	360,000	426,460
Series 2018 A, 5% 4/15/44	170,000	198,113
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	421,068
Weatherford Independent School District 0% 2/15/33	1,200,000	803,496

TOTAL TEXAS		120,200,020

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (d)	345,000	379,103
5% 7/1/24 (d)	300,000	344,475
5% 7/1/25 (d)	345,000	403,681
5% 7/1/27 (d)	730,000	881,161
5% 7/1/29 (d)	640,000	763,373
5% 7/1/30 (d)	475,000	562,500
5% 7/1/31 (d)	905,000	1,065,085
5% 7/1/32 (d)	990,000	1,160,171
5% 7/1/33 (d)	690,000	806,003
5% 7/1/34 (d)	1,625,000	1,892,069
5% 7/1/35 (d)	690,000	800,987
5% 7/1/36 (d)	930,000	1,075,945
5% 7/1/37 (d)	730,000	841,632
5% 7/1/42 (d)	4,220,000	4,811,475
Series 2018 A:
5% 7/1/33 (d)	1,655,000	1,962,979
5.25% 7/1/48 (d)	1,215,000	1,421,866
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	545,000	602,639

TOTAL UTAH		19,775,144

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	861,558
5% 10/15/46	980,000	1,066,397

TOTAL VERMONT		1,927,955

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	913,095
5% 6/15/30	215,000	242,081
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	112,694
Series 2016:
4% 6/15/37	125,000	129,109
5% 6/15/27	260,000	304,203
5% 6/15/30	110,000	127,245
5% 6/15/33	75,000	85,332
5% 6/15/34	140,000	158,922
5% 6/15/35	380,000	429,423
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	195,004
5% 1/1/40	385,000	438,950
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	182,306
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	1,035,000	1,098,032
5% 1/1/40 (d)	205,000	216,392
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	498,172
5% 1/1/34	260,000	296,392
5% 1/1/35	260,000	295,979
5% 1/1/44	170,000	189,256

TOTAL VIRGINIA		5,912,587

Washington - 1.4%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	346,134
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	600,000	702,828
5% 10/1/30 (d)	345,000	400,179
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	230,000	245,520
5% 6/1/22 (d)	170,000	186,119
5% 6/1/24 (d)	270,000	300,475
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,080,047
5% 12/1/27	710,000	792,843
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	668,021
5% 2/1/34	715,000	821,471
Series 2017 D, 5% 2/1/33	610,000	727,340
Series R-2017 A, 5% 8/1/30	350,000	419,146
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	1,375,000	1,379,813
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	163,010
5% 7/1/27	265,000	317,446
5% 7/1/28	325,000	392,733
5% 7/1/29	125,000	150,410
5% 7/1/30	150,000	178,872
5% 7/1/31	180,000	212,173
5% 7/1/32	345,000	404,268
5% 7/1/33	490,000	570,590
5% 7/1/34	115,000	133,268
5% 7/1/42	1,650,000	1,863,774
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	976,969
Series 2015:
5% 1/1/25	345,000	398,358
5% 1/1/27	400,000	464,980
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	427,949
5% 10/1/28	380,000	436,977
5% 10/1/35	390,000	435,817
5% 10/1/36	590,000	657,207
5% 10/1/40	580,000	637,745

TOTAL WASHINGTON		16,892,482

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	535,000	532,844
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	330,464
5% 1/1/32	230,000	269,696
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,310,000	1,474,916

TOTAL WEST VIRGINIA		2,607,920

Wisconsin - 1.8%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (d)	430,000	484,739
5% 9/30/49 (d)	3,340,000	3,698,549
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (e)	50,000	52,215
5% 5/15/25 (e)	190,000	206,114
5% 5/15/28 (e)	230,000	249,246
5.25% 5/15/37 (e)	70,000	74,563
5.25% 5/15/42 (e)	85,000	89,944
5.25% 5/15/47 (e)	85,000	89,646
5.25% 5/15/52 (e)	160,000	167,856
Series 2017 B-1 3.95% 11/15/24 (e)	70,000	70,373
Series 2017 B-2, 3.5% 11/15/23 (e)	95,000	95,033
Series 2017 B-3, 3% 11/15/22 (e)	80,000	80,015
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,173,614
5% 1/1/42	890,000	931,705
Series 2018 A:
5.25% 10/1/43	1,595,000	1,776,160
5.25% 10/1/48	1,595,000	1,769,940
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	150,000	159,198
5% 10/1/48 (e)	180,000	190,316
5% 10/1/53 (e)	310,000	326,526
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	989,662
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	200,000	210,280
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	340,000	357,476
Series 2014:
4% 5/1/33	605,000	622,569
5% 5/1/22	135,000	145,923
Series 2016 A:
5% 2/15/28	410,000	477,379
5% 2/15/29	530,000	613,729
5% 2/15/30	585,000	672,844
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	205,000	231,101
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	75,000	89,033
Series 2017 A:
5% 9/1/31	170,000	191,724
5% 9/1/33	295,000	329,533
5% 9/1/35	325,000	359,518
Series 2018, 5% 4/1/34	2,000,000	2,387,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	495,000	518,918
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	205,000	232,872
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,020,000	1,158,679
Series 2012:
4% 10/1/23	430,000	461,708
5% 6/1/27	385,000	415,223

TOTAL WISCONSIN		22,151,223

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,775,000	1,794,791
TOTAL MUNICIPAL BONDS
(Cost $1,101,936,205)		1,152,457,056
	Shares	Value

Money Market Funds - 5.8%
Fidelity Municipal Cash Central Fund, 1.50% (g)(h)
(Cost $69,979,997)	69,973,003	69,979,939
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,171,916,202)		1,222,436,995
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,959,262)
NET ASSETS - 100%		$1,215,477,733

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,669,291 or 0.6% of net assets.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$209,354
Total	$209,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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